Non-Cash Investing and Financing Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Non-Cash Investing and Financing Activities [Abstract]
Non-Cash Investing and Financing Activities
8.	Non-Cash Investing and Financing Activities

In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share. The shares were issued to a company who resides outside the United States of America.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non-cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. The issuance of these shares had no net effect on total shareholders' equity or results of operations as they related to fees associated with issuance of shares.

9.	Non-Cash Investing and Financing Activities

In September 2011, 150,000 shares were issued to a company for services rendered at $0.16 per share. The shares were issued to a company who resides outside the United States of America.

In April 2011, as an incentive to assist with future private placements, the Company authorized the payment of a non cash finder's fee of 450,000 shares of common stock of the Company in connection with the private placement completed in April 2010. The shares were issued in May 2011. The issuance of these shares had no net effect on total shareholders' equity or results of operations as they related to fees associated with issuance of shares.

In September 2010 the Company issued 685,900 shares of common stock of the Company in settlement of indebtedness amounting to $205,770; paid a non cash finder's fee of 1,126,111 shares of common stock of the Company in connection with the private placement of 12,983,335 shares at $0.30 per share completed in April 2010; and paid a non cash finder's fee of 500,000 shares in connection with a property acquisition valued at $0.30 per share. The shares were issued to individuals and companies who reside outside the United States of America.

In June 2010, pursuant to an Asset Purchase Agreement, the Company issued 5 million shares of its common stock, which were authorized for issuance at $0.40 per share for the acquisition of assets further discussed in Note 3, and acquired Global Minerals Ltd. 50% participating interest in the joint venture agreement dated December 18, 2002 between Consolidated Global Minerals Ltd and the property owners of the Front Range Gold JV property.